Cash and cash equivalents Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Restricted bank account from exercise of warrants	€ 0	€ 0	€ 0
Interest expense on bank loans and overdrafts	€ 223